Income (Loss) Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
AutoLotto, Inc. [Member]
Income (Loss) Per Share [Line Items]
Income (Loss) Per Share

9.      Income (Loss) Per Share

The following table sets forth the computation of basic and diluted net income (loss) per share:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2021	2020	2021	2020
Net gain (loss) attributable to common stockholders	$11,152,848	$(1,160,185)	$3,562,699	$(4,145,193)

Weighted average common shares outstanding
Basic	5,900,980	5,158,607	5,534,794	5,158,607
Diluted	45,956,427	5,158,607	45,590,241	5,158,607

Net income (loss) per common share
Basic	$1.89	$(0.22)	$0.64	$(0.80)
Diluted	$0.24	$(0.22)	$0.08	$(0.80)

As of September 30, 2021, the Company included 152,600 stock options, 19,468,450 convertible preferred shares, 33,881,102 common shares issuable upon the conversion of debt, and 110,765 warrants, all of which were included in the calculation of diluted net income (loss) per share.

As of September 30, 2020, the Company excluded 339,306 stock options and 190,749 warrants from the computation of diluted net income (loss) per share since the intrinsic value of these instruments was zero with the effect being anti-dilutive.

9.      Loss Per Share

The following table sets forth the computation of basic and diluted net loss per share:

	For the Years Ended December 31,
	2020	2019
Net loss attributable to common stockholders	$(5,812,663)	$(10,836,586)
Basic and dilutive weighted average outstanding shares of common stock	5,158,607	5,158,607
Basic and diluted net loss per share of common stock	$(1.13)	$(2.10)

As of December 31, 2020, the Company excluded 395,556 of stock options and 190,749 of warrants from the computation of diluted net loss per share since the intrinsic value of these instruments was zero with the effect being anti-dilutive. As of December 31, 2019, the Company excluded 401,806 of stock options and 190,749 of warrants from the computation of diluted net (loss) per share since the intrinsic value of these instruments was zero with the effect being anti-dilutive.